Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS INVESTMENT TRUST
SUPPLEMENT DATED AUGUST 4, 2023
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED MARCH 1, 2023 OF
CLEARBRIDGE INTERNATIONAL VALUE FUND (the “Fund”)
I.	Effective September 1, 2023, the following information supplements the information contained in the section of the Fund’s Summary Prospectus and Prospectus titled “Performance”:
Effective September 1, 2023, the Fund added the MSCI Europe Australasia Far East (EAFE) Index as an additional benchmark. Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the Fund’s subadviser believe the MSCI Europe Australasia Far East (EAFE) Index is an appropriate benchmark for the Fund in light of the Fund’s investment strategy. The Fund will continue to compare its performance to the MSCI All Country World Index Ex‑U.S. Index, a broad-based securities market index.

ClearBridge International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS INVESTMENT TRUST
SUPPLEMENT DATED AUGUST 4, 2023
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED MARCH 1, 2023 OF
CLEARBRIDGE INTERNATIONAL VALUE FUND (the “Fund”)
I.	Effective September 1, 2023, the following information supplements the information contained in the section of the Fund’s Summary Prospectus and Prospectus titled “Performance”:
Effective September 1, 2023, the Fund added the MSCI Europe Australasia Far East (EAFE) Index as an additional benchmark. Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the Fund’s subadviser believe the MSCI Europe Australasia Far East (EAFE) Index is an appropriate benchmark for the Fund in light of the Fund’s investment strategy. The Fund will continue to compare its performance to the MSCI All Country World Index Ex‑U.S. Index, a broad-based securities market index.